Tax Holiday Benefit Per Basic and Diluted Earnings per share (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Basic	¥ 0.003	¥ 0.006
Diluted	¥ 0.003	¥ 0.006